Prepayments, receivables and other assets (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of prepayments, receivables and other assets

	December 31,
	2024	2023
	US$	US$

Contract asset	3,454,309	6,888,954
Safeguarding assets	3,790,176	1,983,116
Other receivables	89,029	100,144
Prefunding to remittances partner	13,829,321	21,082,897
Deposits	316,872	1,402,729
Goods and services tax/ Value-added tax recoverable	27,680	26,493
Prepayments	1,259,527	553,258
Airtime stock	498,728	607,308
Inventory	89,111	125,603
Current tax recoverable	297,323	360,358
Others	1,086,316	1,094,379
	24,738,392	34,225,239

Schedule of movement of contract assets

Movement of contract assets are as follows:

	December 31,
	2024	2023
	US$	US$

As at January 1	6,888,954	4,657,799
Rights of consideration for service rendered but not billed	(3,434,645)	2,231,155
As at December 31	3,454,309	6,888,954

Seamless Group Inc [Member]
Schedule of prepayments and other current assets

	December 31,
	2023	2022
	US$	US$

Contract asset	6,888,954	4,657,799
Safeguarding assets	1,983,116	5,787,354
Other receivables	100,144	54,425
Prefunding to remittances partner	21,082,897	21,896,243
Deposits	1,402,729	1,438,316
Goods and services tax/ Value-added tax recoverable	26,493	13,842
Prepayments	553,258	503,123
Airtime stock	607,308	715,755
Inventory	125,603	162,227
Current tax recoverable	360,358	1,094,332
Others	1,094,379	1,240,134
	34,225,239	37,563,550

Schedule of contract assets

Movement of contract assets are as follows:

	December 31,
	2023	2022
	US$	US$

As at January 1	4,657,799	4,189,989
Rights of consideration for service rendered but not billed	2,231,155	467,810
As at December 31	6,888,954	4,657,799